Note Employee benefits (Funded Status of the Postretirement Health Care Benefit Plan) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Funded Status Of Postretirement Health Care Benefit Plan Table Text Block [Line Items]
Fair value of plan assets	$ 644,414	$ 697,240
Postretirement Health Care Benefit Plan
Funded Status Of Postretirement Health Care Benefit Plan Table Text Block [Line Items]
Benefit obligation at end of year	(165,999)	(161,818)	$ (145,732)
Fair value of plan assets	0	0
Funded status at end of year	$ (165,999)	$ (161,818)	$ (145,732)